IMPAIRMENT OF ASSETS - Impairment losses (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Impairment losses
Impairment loss		$ 785	$ 108	$ 858
Property and equipment
Impairment losses
Impairment loss		43	51	335
Intangible assets
Impairment losses
Impairment loss		8	3	299
Goodwill
Impairment losses
Impairment loss		723	54	224
Other
Impairment losses
Impairment loss		11
Russia
Impairment losses
Impairment loss		723
Recoverable amount	$ 3,001
Russia | Property and equipment
Impairment losses
Impairment loss		0
Russia | Intangible assets
Impairment losses
Impairment loss		0
Russia | Goodwill
Impairment losses
Impairment loss		723
Russia | Other
Impairment losses
Impairment loss		0
Kyrgyzstan
Impairment losses
Impairment loss	$ 64	64	90	74
Kyrgyzstan | Property and equipment
Impairment losses
Impairment loss		38	33	0
Kyrgyzstan | Intangible assets
Impairment losses
Impairment loss		8	3	0
Kyrgyzstan | Goodwill
Impairment losses
Impairment loss		0	54	74
Kyrgyzstan | Other
Impairment losses
Impairment loss		18
Other
Impairment losses
Impairment loss		(2)	18	77
Other | Property and equipment
Impairment losses
Impairment loss		5	18	37
Other | Intangible assets
Impairment losses
Impairment loss		0	0	40
Other | Goodwill
Impairment losses
Impairment loss		0	$ 0	0
Other | Other
Impairment losses
Impairment loss		$ (7)
Algeria
Impairment losses
Impairment loss				125
Algeria | Property and equipment
Impairment losses
Impairment loss				0
Algeria | Intangible assets
Impairment losses
Impairment loss				0
Algeria | Goodwill
Impairment losses
Impairment loss				125
Armenia
Impairment losses
Impairment loss				81
Armenia | Property and equipment
Impairment losses
Impairment loss				46
Armenia | Intangible assets
Impairment losses
Impairment loss				10
Armenia | Goodwill
Impairment losses
Impairment loss				25
Bangladesh
Impairment losses
Impairment loss				451
Bangladesh | Property and equipment
Impairment losses
Impairment loss				221
Bangladesh | Intangible assets
Impairment losses
Impairment loss				230
Bangladesh | Goodwill
Impairment losses
Impairment loss				0
Georgia
Impairment losses
Impairment loss				50
Georgia | Property and equipment
Impairment losses
Impairment loss				31
Georgia | Intangible assets
Impairment losses
Impairment loss				19
Georgia | Goodwill
Impairment losses
Impairment loss				$ 0